16. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
	12-31-2020	12-31-2019
	ARS 000	ARS 000

Cash at banks and on hand	278,698	2,033,761